CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2024
Disclosure Of Cash Flow Information [Abstract]
CASH FLOW INFORMATION	CASH FLOW INFORMATION
29(a)    Investing activities with partial cash payments

(i) Purchase of PPE	For the year end December 31,
	2024	2023
	US$’000	US$’000
Acquisition of property, plant and equipment	4,488	4,649
Add: Payable for PPE or CIP - Opening	56	152
Less: Payable for PPE or CIP - Ending	(316)	(56)
Less: Prepayment for PPE & CIP - Opening	(108)	(599)
Add: Prepayment for PPE & CIP - Ending	97	108
Cash paid during the year	4,217	4,254

(ii) Dividend paid	For the year end December 31,
	2024	2023
	US$’000	US$'000
Dividends paid to company’s shareholders	1	284
Add: Payable for dividends - Opening	220	291
Less: Payable for dividends - Ending	(220)	(220)
Other	—	2
Cash paid during the year	1	357
29(b)    Reconciliation of liabilities arising from financing activities

	Interest -bearing loans and borrowings	Lease liabilities	Total
	US$’000	US$’000	US$’000
Balance at January 1, 2023	57,731	2,574	60,305
Changes in cash flows	(4,457)	(691)	(5,148)
Foreign exchange adjustments	463	21	484
Acquisition lease	—	177	177
Other changes	—	(1)	(1)
Remeasurement	—	1	1
Balance at December 31, 2023	53,737	2,081	55,818
Changes in cash flows	(23,521)	(736)	(24,257)
Foreign exchange adjustments	(1,246)	(96)	(1,342)
Acquisition lease	—	831	831
Other changes	—	(6)	(6)
Remeasurement	—	(1)	(1)
Balance at December 31, 2024	28,970	2,073	31,043